SHAREHOLDERS' EQUITY - Distribution of results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY
Distribution of results	R$ (7,074,198)	R$ 14,084,848
Reserve balances	13,039,124	35,402,942
Realization of deemed cost, net of taxes
SHAREHOLDERS' EQUITY
Distribution of results	(79,385)	(100,705)
Retained earnings, Tax incentives
SHAREHOLDERS' EQUITY
Distribution of results	321,671	118,959
Reserve balances	R$ 1,319,908	998,237
Legal Reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	20.00%
Distribution of results		443,010
Reserve balances	R$ 1,847,109	1,847,109
Reserve for capital increase
SHAREHOLDERS' EQUITY
Limit on share capital %	80.00%
Distribution of results		10,911,226
Reserve balances	R$ 2,807,632	15,670,952
Special statutory reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	20.00%
Distribution of results		1,212,358
Reserve balances	R$ 1,847,109	1,887,576
Investment reserve
SHAREHOLDERS' EQUITY
Distribution of results	(7,315,184)
Reserve balances	5,157,140	14,972,324
Other
SHAREHOLDERS' EQUITY
Reserve balances	60,226	26,744
Unclaimed dividend forfeited
SHAREHOLDERS' EQUITY
Distribution of results	(1,300)
Interest on own capital
SHAREHOLDERS' EQUITY
Distribution of results		R$ 1,500,000